Shareholder Report, Average Annual Return (Details)		2 Months Ended	12 Months Ended	15 Months Ended	58 Months Ended	60 Months Ended	85 Months Ended	91 Months Ended	92 Months Ended	95 Months Ended	114 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000117913 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust NASDAQ Technology Dividend Index Fund
Average Annual Return, Percent			24.78%			19.88%						17.62%
C000117914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Multi-Asset Diversified Income Index Fund
Average Annual Return, Percent			2.90%			10.02%						4.93%
C000130399 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust S&P International Dividend Aristocrats ETF
Average Annual Return, Percent			16.39%			11.37%						6.72%
C000134868 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Rising Dividend Achievers ETF
Average Annual Return, Percent			15.25%			17.58%						14.75%
C000137472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust RBA American Industrial Renaissance® ETF
Average Annual Return, Percent			30.04%			30.60%						20.51%
C000137473 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Momentum & Dividend ETF
Average Annual Return, Percent			11.63%			17.03%						10.19%
C000138164 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Focus 5 ETF
Average Annual Return, Percent			6.91%			13.28%						11.53%
C000144324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright International Focus 5 ETF
Average Annual Return, Percent			19.28%			7.92%						5.87%
C000162607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Dynamic Focus 5 ETF
Average Annual Return, Percent			2.26%			7.92%					7.36%
C000195212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust SMID Cap Rising Dividend Achievers ETF
Average Annual Return, Percent			6.12%			17.85%				10.38%
C000198271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Indxx Innovative Transaction & Process ETF
Average Annual Return, Percent			21.13%			15.02%			10.77%
C000198496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Artificial Intelligence and Robotics ETF
Average Annual Return, Percent			21.06%			6.61%		8.10%
C000203940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Momentum & Low Volatility ETF
Average Annual Return, Percent			7.86%			10.55%	9.60%
C000203941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Momentum & Value ETF
Average Annual Return, Percent			10.21%			19.06%	9.27%
C000223561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust International Developed Capital Strength® ETF
Average Annual Return, Percent			4.00%		6.76%
C000250760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust S&P 500 Economic Moat ETF
Average Annual Return, Percent			13.82%	16.24%
C000262472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust RBA Deglobalization ETF
Average Annual Return, Percent		3.26%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			17.60%	18.67%		16.47%	14.46%	14.54%	13.68%		15.23%	15.30%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Average Annual Return, Percent			16.03%		9.17%	11.60%						8.41%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Average Annual Return, Percent			16.45%			10.26%						8.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent		5.75%	17.41%			15.74%				14.04%
Nasdaq Technology DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Technology DividendTM Index
Average Annual Return, Percent			25.53%			20.62%						18.37%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Information Technology Index
Average Annual Return, Percent			28.22%			23.29%						25.22%
Nasdaq US Multi Asset Diversified IncomeTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Multi-Asset Diversified IncomeTM Index
Average Annual Return, Percent			3.51%			10.65%						5.54%
Dow Jones U S Select DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select DividendTM Index
Average Annual Return, Percent			9.44%			16.29%						11.24%
Dow Jones EPAC Select DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones EPAC Select DividendTM Index
Average Annual Return, Percent			27.08%			14.60%						8.82%
S And P International Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P International Dividend Aristocrats Index
Average Annual Return, Percent	[1]		17.88%			13.06%
Nasdaq US Rising Dividend AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Rising Dividend AchieversTM Index
Average Annual Return, Percent			15.83%			18.22%						15.37%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Average Annual Return, Percent			10.16%			12.09%						10.52%
S And P 500 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Industrials Index
Average Annual Return, Percent			15.69%			16.82%						13.79%
Richard Bernstein Advisors American Industrial Renaissance Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Richard Bernstein Advisors American Industrial Renaissance® Index
Average Annual Return, Percent			31.05%			31.58%						21.39%
Dorsey Wright Momentum Plus Dividend Yield TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Momentum Plus Dividend YieldTMIndex
Average Annual Return, Percent	[2]		12.39%			17.87%
Dorsey Wright Focus FiveTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Focus FiveTM Index
Average Annual Return, Percent			7.22%			13.67%						11.92%
Dorsey Wright International Focus Five TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright International Focus FiveTM Index
Average Annual Return, Percent			19.74%			8.32%						6.54%
Dorsey Wright Dynamic Focus FiveTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Dynamic Focus FiveTM Index
Average Annual Return, Percent			2.53%			8.37%					7.75%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
Average Annual Return, Percent			6.81%			18.64%				11.09%
S And P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 1000® Index
Average Annual Return, Percent			5.34%			13.40%				8.86%
Indxx Blockchain Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx Blockchain Index
Average Annual Return, Percent			22.25%			16.16%			11.82%
Nasdaq CTA Artificial Intelligence and RoboticsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq CTA Artificial Intelligence and RoboticsTM Index
Average Annual Return, Percent			21.53%			7.14%		8.74%
Dorsey Wright Momentum Plus Low VolatilityTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Momentum Plus Low VolatilityTM Index
Average Annual Return, Percent			8.53%			11.25%	10.31%
Dorsey Wright Momentum Plus ValueTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Momentum Plus ValueTM Index
Average Annual Return, Percent			10.92%			19.90%	9.98%
The International Developed Capital StrengthTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The International Developed Capital StrengthTM Index
Average Annual Return, Percent			4.29%		7.56%
S And P 500 Economic Moat Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Economic Moat Index
Average Annual Return, Percent			14.55%	17.01%
Richard Bernstein Advisors U S Deglobalization Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Richard Bernstein Advisors U.S. Deglobalization Index
Average Annual Return, Percent		3.38%

[1]	On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
[2]	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.